TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
TANGIBLE FIXED ASSETS
Schedule of property plant and equipment

	Mining	Data
	Machines	Centers	Equipment	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2024	168,150	6,280	4,034	178,464

Foreign exchange movement	—	(336)	(604)	(940)
Additions	3	—	—	3
Disposal of subsidiary	—	(5,254)	—	(5,254)
Transfers between classes	1,591	—	(1,591)	—
Disposals	(1,337)	—	—	(1,337)
At 31 December 2024	168,407	690	1,839	170,936

Depreciation and impairment
At 1 January 2024	(116,992)	(1,537)	(206)	(118,736)
Foreign exchange movement	211	847	219	1,277
Depreciation charged	(14,171)	—	(738)	(14,909)
Impairment in asset	(31,498)	—	—	(31,498)
At 30 December 2024	(162,450)	(690)	(725)	(163,865)
Carrying amount
At 1 January 2024	51,158	4,743	3,828	59,729
At 31 December 2024	5,957	—	1,114	7,071

	Mining	Data
	Machinery	Centers	Equipment	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2023	162,839	8,700	5,414	176,953

Foreign Exchange Movement	108	517	569	1,195
Additions	5,203	—	27	5,230
Transfer to Assets held for sale	—	(2,937)	(1,976)	(4,913)
At 31 December 2023	168,150	6,280	4,034	178,464

Depreciation and impairment
At 1 January 2023	(97,481)	(1,924)	(31)	(99,437)
Foreign exchange movement	—	(38)	(43)	(81)
Depreciation charged during the period	(18,656)	(359)	(1,000)	(20,015)
Impairment in asset	(855)	—	—	(855)
Transfer to Assets held for sale	—	784	868	1,652
At 31 December 2023	(116,992)	(1,537)	(206)	(118,736)
Carrying amount
At 1 January 2023	65,358	6,775	5,383	77,516
At 31 December 2023	51,158	4,743	3,828	59,728

DPN LLC Inc
TANGIBLE FIXED ASSETS
Schedule of asset acquisitions

Consideration at 8 March 2022

$’000
Share based payment	4,355
Contingent consideration to be settled in shares	10,710
Total	15,065

Allocated as follows

$’000
Tangible fixed assets (Asset under construction)	15,065
Total	15,065